Note 7 - Accrued Expenses	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]

Note 7 – Accrued Expenses

Accrued expenses are comprised of the following:

	December 31,
(in thousands)	2023	2022

Research and development	$574	$786
Professional fees	279	459
Severance	261	-
Salaries, bonus and benefits	64	123
Other	440	184
Total accrued expenses	$1,618	$1,552